Significant accounting policies - Useful lives of property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment
Property, plant and equipment:
Useful life	5 years
Furniture and equipment
Property, plant and equipment:
Useful life	5 years
Leasehold improvements
Property, plant and equipment:
Useful life	5 years
TMS devices
Property, plant and equipment:
Useful life	10 years